Earnings Per Share [Text Block] (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Weighted Average Number of Shares [Table Text Block]

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2016	2015	2016	2015
Weighted-average common shares outstanding	2,633,752	2,253,584	2,445,821	2,248,468
Average treasury stock shares	(386,165)	(189,530)	(386,165)	(189,530)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,247,587	2,064,054	2,059,656	2,058,938
Additional common stock equivalents (stock options) used to calculate diluted earnings per share	8,643	8,585	8,876	9,254

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,256,230	2,072,639	2,068,532	2,068,192

	2015	2014	2013
Weighted-average common shares outstanding	2,251,365	2,231,165	2,206,392
Average treasury stock shares	(236,399)	(189,530)	(189,530)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,014,966	2,041,635	2,016,862
Additional common stock equivalents used to calculate diluted earnings per share	9,154	7,871	7,178

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,024,120	2,049,506	2,024,040